Loans Receivable Held for Investment, Allowance for Loan Losses and Recorded Investment in Loans by Type of Loans and Based on Impairment Method (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Ending Allowance Balance Attributable to Loans [Abstract]
Individually evaluated for impairment	$ 148		$ 147			$ 227
Collectively evaluated for impairment	3,067		3,035			2,702
Total ending allowance balance	3,215	$ 3,215	3,182	$ 2,818	$ 2,771	2,929	$ 4,069
Loans [Abstract]
Loans individually evaluated for impairment	4,799		5,343			6,380
Loans collectively evaluated for impairment	360,209		395,686			352,105
Gross loans receivable	365,008		401,029			358,485
Real Estate [Member] | Single Family [Member]
Ending Allowance Balance Attributable to Loans [Abstract]
Individually evaluated for impairment			60			53
Collectively evaluated for impairment			252			316
Total ending allowance balance			312			369	594
Loans [Abstract]
Loans individually evaluated for impairment			611			610
Loans collectively evaluated for impairment			72,501			91,567
Gross loans receivable			73,112			92,177
Real Estate [Member] | Multi-Family [Member]
Ending Allowance Balance Attributable to Loans [Abstract]
Individually evaluated for impairment			0			0
Collectively evaluated for impairment			2,319			1,880
Total ending allowance balance			2,319			1,880	2,300
Loans [Abstract]
Loans individually evaluated for impairment			313			323
Loans collectively evaluated for impairment			288,730			232,986
Gross loans receivable			289,043			233,309
Real Estate [Member] | Commercial Real Estate [Member]
Ending Allowance Balance Attributable to Loans [Abstract]
Individually evaluated for impairment	0		0			0
Collectively evaluated for impairment	186		133			52
Total ending allowance balance	186	169	133	58	58	52	71
Loans [Abstract]
Loans individually evaluated for impairment	0		0			0
Loans collectively evaluated for impairment	20,086		14,818			5,800
Gross loans receivable	20,086		14,818			5,800
Real Estate [Member] | Church [Member]
Ending Allowance Balance Attributable to Loans [Abstract]
Individually evaluated for impairment	56		85			170
Collectively evaluated for impairment	198		277			433
Total ending allowance balance	254	282	362	377	401	603	1,081
Loans [Abstract]
Loans individually evaluated for impairment	3,860		4,356			5,383
Loans collectively evaluated for impairment	13,571		16,292			19,713
Gross loans receivable	17,431		20,648			25,096
Real Estate [Member] | Construction [Member]
Ending Allowance Balance Attributable to Loans [Abstract]
Individually evaluated for impairment	0		0			0
Collectively evaluated for impairment	22		48			19
Total ending allowance balance	22	22	48	50	44	19	17
Loans [Abstract]
Loans individually evaluated for impairment	0		0			0
Loans collectively evaluated for impairment	1,672		3,125			1,872
Gross loans receivable	1,672		3,125			1,872
Commercial - Other [Member]
Ending Allowance Balance Attributable to Loans [Abstract]
Individually evaluated for impairment	1		2			4
Collectively evaluated for impairment	4		5			2
Total ending allowance balance	5	6	7	5	5	6	6
Loans [Abstract]
Loans individually evaluated for impairment	49		63			64
Loans collectively evaluated for impairment	253		199			162
Gross loans receivable	302		262			226
Consumer [Member]
Ending Allowance Balance Attributable to Loans [Abstract]
Individually evaluated for impairment	0		0			0
Collectively evaluated for impairment	2		1			0
Total ending allowance balance	2	$ 0	1	$ 2	$ 3	0	$ 0
Loans [Abstract]
Loans individually evaluated for impairment	0		0			0
Loans collectively evaluated for impairment	8		21			5
Gross loans receivable	$ 8		$ 21			$ 5